GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Balance at beginning of year				300,163	300,163
Acquisition of Chang'an Hospital	47,011	292,885
Less: impairment charge			(47,691)	(300,163)
Balance at end of year	47,011	292,885			300,163
Asset impairment	$ 539	3,360		333,934	3,219